Revenue (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customers [Member]
DisclosureOfRevenueLineItem [Line Items]
Borrowings
Performance obligations unsatisfied [member]
DisclosureOfRevenueLineItem [Line Items]
Transaction price allocated to performance obligations	£ 3,844,532	£ 5,823,192	£ 7,801,851
Revenue estimated term	6 years